Schedule of other payables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Noncurrent	$ 9,452	$ 9,483
Current	3,977	4,526
E n r e penalties and discounts member
IfrsStatementLineItems [Line Items]
Noncurrent	9,373	9,391
Current	3,554	4,265
Finance lease liability member
IfrsStatementLineItems [Line Items]
Noncurrent	79	92
Current	268	217
Related parties other payables member
IfrsStatementLineItems [Line Items]
Current	138	22
Advances for works to be performed member
IfrsStatementLineItems [Line Items]
Current	13	20
Other1 member
IfrsStatementLineItems [Line Items]
Current	$ 4	$ 2